FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Gains/(losses) recorded into AOCI	SFr 7,010	SFr 299
Gains/(losses) recorded into AOCI, Cumulatively	4,726
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	57	14
Gains/(losses) recorded into AOCI, Cumulatively	0
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	19	19
Gains/(losses) recorded into AOCI, Cumulatively	(25)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	6,934	266
Gains/(losses) recorded into AOCI, Cumulatively	4,751
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	2,666	359
Gains/(losses) recorded into AOCI, Cumulatively	1,501
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	3,670	(129)
Gains/(losses) recorded into AOCI, Cumulatively	2,742
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	6,863	296
Gains/(losses) recorded into AOCI, Cumulatively	4,631
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	57	14
Gains/(losses) recorded into AOCI, Cumulatively	0
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	19	19
Gains/(losses) recorded into AOCI, Cumulatively	(25)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	6,787	263
Gains/(losses) recorded into AOCI, Cumulatively	4,656
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	2,667	361
Gains/(losses) recorded into AOCI, Cumulatively	1,492
Gains/(losses) recorded into AOCI transferred to net income	(31)	103
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	3,522	(134)
Gains/(losses) recorded into AOCI, Cumulatively	2,656
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0